16. Employee Benefit Plan	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plan

NOTE 16 – Employee Benefit Plan

The Company has a program to contribute and administer a qualified 401(k) plan. Under the 401(k) plan, the Company matches employee contributions to the plan up to 4% of the employee’s salary. Company contributions to the plan amounted to an aggregate of $281,000 and $196,000 for the years ended March 31, 2018 and 2017, respectively.